Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
State Street Premier Growth Equity V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Premier Growth Equity V.I.S. Fund (formerly known as the Premier Growth Equity Fund) Class 1 SPGSX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income rather than current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in a limited number of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies, although at times the Fund’s investments may be focused in one or more market sectors, such as technology. In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:
  above-average annual growth rates
  financial strength (favorable debt ratios and other financial characteristics)
  leadership in their respective industries
  high quality management focused on generating shareholder value
The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

		The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also use various types of derivative instruments (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited managerial and financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Focused Investing Risk Although the Fund is a diversified fund, it may focus its investments in the securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities may have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid and more difficult to value. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further, which may have unpredictable effects on the market and the Fund’s investments. Thus, the Fund currently faces a heightened level of interest rate risk. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser and the individual portfolio manager(s) in connection with managing the Fund. There is no guarantee that the investment objectives of the Fund will be achieved.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, and (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested. In addition, changes in laws or regulations may make the use of derivative instruments more costly or may adversely affect the use, value or performance of derivative instruments.

Technology Sector Risk is the risk that market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. To the extent the Fund invests in companies in the technology sector, the Fund may be subject to these risks.
		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/geam
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 20.26% (quarter ended June 30, 2009) Lowest -27.75% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
State Street Premier Growth Equity V.I.S. Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
2007	rr_AnnualReturn2007	5.34%
2008	rr_AnnualReturn2008	(36.66%)
2009	rr_AnnualReturn2009	38.74%
2010	rr_AnnualReturn2010	11.61%
2011	rr_AnnualReturn2011	0.47%
2012	rr_AnnualReturn2012	20.88%
2013	rr_AnnualReturn2013	34.88%
2014	rr_AnnualReturn2014	14.05%
2015	rr_AnnualReturn2015	3.30%
2016	rr_AnnualReturn2016	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.75%)
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1997
State Street Premier Growth Equity V.I.S. Fund | S&P 500® Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
State Street Premier Growth Equity V.I.S. Fund | Russell 1000® Growth Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	8.33%